Annual Total Returns[BarChart] - Large Cap Blend Portfolio - Large Cap Blend Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.29%)	15.20%	30.86%	12.58%	(2.42%)	13.99%	19.02%	(4.00%)	23.97%	10.05%